Terminated Participants	12 Months Ended
Dec. 31, 2025
EBP 003
Terminated Participants [Line Items]
Terminated Participants
5. Terminated Participants:
When participants terminate employment with the Company or a participating affiliate, they may choose to leave their investments in the Plan, as long as their vested balance is greater than $5,000. Terminated participants’ accounts totaled $178,158,504 and $105,133,902 as of December 31, 2025 and 2024, respectively.